Benefit Plans (Summary of Stock Option Activity and Related Information) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Stock Options, Outstanding Beginning Balance	4,320,068
Number of Stock Options, Granted	819,189
Number of Stock Options, Exercised	(696,139)
Number of Stock Options, Forfeited	(12,000)
Number of Stock Options, Expired	0
Number of Stock Options, Outstanding Ending Balance	4,431,118	4,320,068
Number of Stock Options, Exercisable Ending Balance	4,225,898
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 14.98
Weighted Average Exercise Price, Granted	$ 16.85
Weighted Average Exercise Price, Exercised	$ 15.28
Weighted Average Exercise Price, Forfeited	$ 16.23
Weighted Average Exercise Price, Expired	$ 0
Weighted Average Exercise Price, Outstanding Ending Balance	$ 15.28	$ 14.98
Weighted Average Exercise Price, Exercisable Ending Balance	$ 15.03
Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months 12 days	4 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable Ending Balance	3 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 12,083
Aggregate Intrinsic Value, Outstanding Ending Balance	45,652	12,083
Aggregate Intrinsic Value, Exercisable at Ending Balance	$ 44,604